SECURED BORROWINGS, Secured Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014 [1]
Secured Borrowings [Abstract]
Net carrying value		$ 1,705,311	$ 2,332,669
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Net carrying value		1,705,311	2,332,669
Secured Borrowings [Member] | Securitization Notes [Member]
Secured Borrowings [Abstract]
Net carrying value		$ 288,869	$ 532,035
Weighted average interest rate	[2]	3.38%	3.04%
Maturity date		Nov. 14, 2033
Secured Borrowings [Member] | Nord LB Facility [Member]
Secured Borrowings [Abstract]
Net carrying value		$ 251,849	$ 408,484
Weighted average interest rate	[2]	4.04%	4.15%
Maturity date		Nov. 14, 2018
Secured Borrowings [Member] | CBA Facility [Member]
Secured Borrowings [Abstract]
Net carrying value		$ 87,070	$ 113,208
Weighted average interest rate	[2]	5.02%	4.63%
Maturity date, range start date		Jun. 30, 2018
Maturity date, range end date		Oct. 31, 2020
Secured Borrowings [Member] | Term Loan [Member]
Secured Borrowings [Abstract]
Net carrying value		$ 421,975	$ 443,383
Weighted average interest rate	[2]	4.39%	5.19%
Maturity date		Aug. 31, 2019
Secured Borrowings [Member] | Fly Acquisition II Facility [Member]
Secured Borrowings [Abstract]
Net carrying value		$ 0	$ 121,589
Weighted average interest rate	[2]	0.00%	4.15%
Secured Borrowings [Member] | Other Aircraft Secured Borrowings [Member]
Secured Borrowings [Abstract]
Net carrying value		$ 655,548	$ 713,970
Weighted average interest rate	[2]	3.63% [3]	3.89%
Maturity date, range start date		Feb. 29, 2016
Maturity date, range end date		Jan. 31, 2027

[1]	As restated
[2]	Represents the contractual interest rates and effect of derivative instruments, and excludes the amortization of debt discounts and debt issuance costs.
[3]	Represents the weighted average contracted interest rate as of December 31, 2015.